Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of inventories [Line Items]
Total inventories	$ 635.1	$ 739.4
Less: current portion of inventories	(605.7)	(711.6)
Non-current portion of inventories	29.4	27.8
Inventories, at net realisable value	76.2	170.0
Write downs, including net realizable value adjustments	71.3
Depreciation and amortization from net realizable value adjustments	50.7
Write downs (recoveries)	20.6	(31.8)
Escobal
Disclosure of inventories [Line Items]
Non-current portion of inventories	22.1	20.5
Concentrate inventory
Disclosure of inventories [Line Items]
Total inventories	31.8	21.3
Stockpile ore
Disclosure of inventories [Line Items]
Total inventories	67.8	67.2
Non-current portion of inventories		0.7
Heap leach inventory and in process
Disclosure of inventories [Line Items]
Total inventories	223.5	338.6
Non-current portion of inventories	4.1	70.1
Doré and finished inventory
Disclosure of inventories [Line Items]
Total inventories	131.1	121.1
Materials and supplies
Disclosure of inventories [Line Items]
Total inventories	$ 180.9	$ 191.2